Goldman Sachs Mid Cap Value Fund Expense Example - Class P Shares [Member] - Goldman Sachs Mid Cap Value Fund - Class P Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	$ 1,025